Taxes - Schedule of detailed information about changes in deferred income tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,596	$ 3,343
Net deferred tax assets	4,596	3,343	$ 7,178
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51,700
Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,982	379
Brazil [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,210	10,565
Brazil [Member] | Mine properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,999	1,754
Brazil [Member] | Transitional tax regime [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(7,825)	(7,713)
Brazil [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,402)	(4,227)
Canada [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,690	2,009
Ireland [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	911	943
U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	13	12
U.S. [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,738	1,900
U.S. [Member] | Mine properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,738)	(1,900)
U.S. [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 13	$ 12